Derivative Instruments - Summary of Notional Amounts of Derivatives (Detail) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) $ / bbl bbl	Dec. 31, 2018 USD ($) $ / Barrel bbl
Derivative [Line Items]
Volume | bbl		65,000
Weighted Average Swap Price | $ / Barrel		63.91
Fair Value Asset/ (Liability) | $		$ 1,057
October 2019 - December 2019
Derivative [Line Items]
Volume | bbl	15,000
Weighted Average Swap Price | $ / bbl	63.61
Fair Value Asset/ (Liability) | $	$ 146
January 2019 - March 2019
Derivative [Line Items]
Volume | bbl		20,000
Weighted Average Swap Price | $ / Barrel		64.60
Fair Value Asset/ (Liability) | $		$ 358
April 2019 - June 2019
Derivative [Line Items]
Volume | bbl		15,000
Weighted Average Swap Price | $ / Barrel		63.61
Fair Value Asset/ (Liability) | $		$ 246
July 2019 - September 2019
Derivative [Line Items]
Volume | bbl		15,000
Weighted Average Swap Price | $ / Barrel		63.61
Fair Value Asset/ (Liability) | $		$ 231
October 2019 - December 2019
Derivative [Line Items]
Volume | bbl		15,000
Weighted Average Swap Price | $ / Barrel		63.61
Fair Value Asset/ (Liability) | $		$ 222
December 2018 - January 2019
Derivative [Line Items]
Volume | bbl		5,000
Fair Value Asset/ (Liability) | $		$ 100